Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2016
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans
The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollar amounts in millions)	2016	2015	2016	2015	2016	2015	2016	2015
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.35%	4.48%	2.53%	3.45%	4.35%	4.48%	2.60%	3.60%
Rate of compensation increase	N/A	N/A	3.60	3.51	3.00	3.00	N/A	N/A
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(4,177)	$(4,460)	$(1,147)	$(1,177)	$(184)	$(210)	$(4)	$(8)
Service cost	—	(30)	(29)	(32)	(1)	(1)	—	—
Interest cost	(182)	(170)	(36)	(38)	(8)	(8)	—	—
Employee contributions	—	—	(1)	(1)	—	—	—	—
Amendments	—	—	—	—	—	—	—	—
Actuarial (loss) gain	(106)	178	(221)	(1)	9	17	1	1
Divestitures	—	—	—	12	—	—	—	2
Curtailments	—	94	—	—	—	—	—	—
Special termination benefits	—	—	—	—	—	—	—	—
Benefits paid	191	211	23	17	15	18	—	—
Foreign exchange adjustment	N/A	N/A	163	73	N/A	N/A	1	1
Benefit obligation at end of period	(4,274)	(4,177)	(1,248)	(1,147)	(169)	(184)	(2)	(4)
Change in fair value of plan assets
Fair value at beginning of period	4,689	4,942	1,014	997	92	93	—	—
Actual return on plan assets	387	(61)	162	40	5	(1)	—	—
Employer contributions	21	19	87	51	15	18	—	—
Employee contributions	—	—	1	1	—	—	—	—
Acquisitions	—	—	—	1	—	—	—	—
Benefit payments	(191)	(211)	(23)	(17)	(15)	(18)	—	—
Foreign exchange adjustment	N/A	N/A	(151)	(59)	N/A	N/A	—	—
Fair value at end of period	4,906	4,689	1,090	1,014	97	92	—	—
Funded status at end of period	$632	$512	$(158)	$(133)	$(72)	$(92)	$(2)	$(4)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	$1,656	$1,678	$461	$368	$96	$111	$(2)	$(1)
Prior service cost (credit)	—	—	—	1	(59)	(69)	—	—
Total (before tax effects)	$1,656	$1,678	$461	$369	$37	$42	$(2)	$(1)

(a)	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.

Net Periodic Benefit Cost (Credit)

Net periodic benefit cost (credit)	Pension Benefits							Healthcare Benefits
	Domestic				Foreign			Domestic			Foreign
(dollar amounts in millions)	2016	2015	(a)	2014	2016	2015	2014	2016	2015	2014	2016	2015	2014
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$4,830	$4,696		$4,430	$994	$959	$898	$97	$92	$86	N/A	N/A	N/A
Discount rate	4.48%	4.13%		4.99%	3.45%	3.33%	4.29%	4.48%	4.13%	4.99%	3.60%	3.10%	4.21%
Expected rate of return on plan assets	7.00	7.25		7.25	5.35	5.25	6.26	7.00	7.25	7.25	N/A	N/A	N/A
Rate of compensation increase	N/A	3.00		3.00	3.51	3.29	3.71	3.00	3.00	3.00	N/A	N/A	N/A
Components of net periodic benefit cost (credit):
Service cost	$—	$30		$58	$29	$32	$33	$1	$1	$1	$—	$—	$—
Interest cost	182	170		180	36	38	43	8	8	11	—	—	—
Expected return on assets	(330)	(333)		(315)	(51)	(51)	(58)	(7)	(6)	(6)	—	—	—
Amortization of:
Prior service (credit) cost	—	(1)		(15)	1	—	1	(10)	(10)	(10)	—	—	—
Net actuarial loss	69	111		125	17	23	15	8	10	11	—	—	—
Settlement loss	2	1		—	1	—	—	—	—	—	—	—	—
Curtailment (gain)	—	(30)		—	—	—	—	—	—	—	—	—	—
Special termination benefit charge	—	—		1	—	—	—	—	—	—	—	—	—
Net periodic benefit cost (credit)	$(77)	$(52)		$34	$33	$42	$34	$—	$3	$7	$—	$—	$—

(a)
As a result of the amendment to the U.S. pension plans, liabilities were re-measured as of Jan. 29, 2015 at a discount rate of 3.73% and the market-related value of plan assets was $4,713 million at Jan. 29, 2015.

Changes in Other Comprehensive (Income) Loss

Changes in other comprehensive (income) loss in 2016	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$49	$110	$(7)	$(1)
Recognition of prior years’ net (loss)	(71)	(18)	(8)	—
Recognition of prior years’ service (cost) credit	—	(1)	10	—
Foreign exchange adjustment	N/A	1	N/A	—
Total recognized in other comprehensive (income) loss (before tax effects)	$(22)	$92	$(5)	$(1)

Amounts Expected to be Recognized in Net Periodic Benefit Cost Income

Amounts expected to be recognized in net periodic benefit cost (income) in 2017 (before tax effects)	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Loss recognition	$68	$34	$6	$—
Prior service (credit) recognition	—	—	(10)	—

Defined Benefit Plan Funded Status of Plan

	Domestic		Foreign
(in millions)	2016	2015	2016	2015
Pension benefits:
Prepaid benefit cost	$836	$724	$—	$3
Accrued benefit cost	(204)	(212)	(158)	(136)
Total pension benefits	$632	$512	$(158)	$(133)
Healthcare benefits:
Accrued benefit cost	$(72)	$(92)	$(4)	$(4)
Total healthcare benefits	$(72)	$(92)	$(4)	$(4)

Plan with Obligations in Excess of Plan Assets

Plans with obligations in excess of plan assets	Domestic		Foreign
(in millions)	2016	2015	2016	2015
Projected benefit obligation	$224	$233	$149	$132
Accumulated benefit obligation	224	233	142	115
Fair value of plan assets	20	20	76	79

Benefit Payments for BNY Mellon's Pension and Healthcare Plans expected to be Paid
The following benefit payments for BNY Mellon’s pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid:

Expected benefit payments
(in millions)		Domestic	Foreign
Pension benefits:
Year	2017	$258	$12
	2018	268	15
	2019	251	16
	2020	253	15
	2021	258	19
	2022-2026	1,289	110
Total pension benefits		$2,577	$187
Healthcare benefits:
Year	2017	$13	$—
	2018	13	—
	2019	13	—
	2020	13	—
	2021	13	—
	2022-2026	56	1
Total healthcare benefits		$121	$1

Pension Investment Asset Allocation
Our pension assets were invested as follows at Dec. 31, 2016 and 2015:

Asset allocations	Domestic		Foreign
	2016	2015	2016	2015
Equities	58%	63%	52%	57%
Fixed income	36	31	29	34
Private equities	1	1	—	—
Alternative investment	3	3	3	3
Real estate	—	—	4	5
Cash	2	2	12	1
Total pension benefits	100%	100%	100%	100%

Pension Plan Investment Assets Measured at Fair Value on Recurring Basis
The following tables present the fair value of each major category of plan assets as of Dec. 31, 2016 and Dec. 31, 2015, by captions and by ASC 820, Fair Value Measurement, valuation hierarchy. There were no transfers between Level 1 and Level 2.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,493	$—	$—	$1,493
Non-U.S. equity	137	—	—	137
Collective trust funds:
Commingled	—	367	—	367
U.S. equity	—	1,115	—	1,115
Fixed income:
U.S. Treasury securities	523	—	—	523
U.S. government agencies	—	66	—	66
Sovereign government obligations	—	7	—	7
U.S. corporate bonds	—	823	—	823
Other	—	48	—	48
Mutual funds	135	—	—	135
Exchange-traded funds	6	—	—	6
Other assets measured at NAV:
Funds of funds				138
Venture capital and partnership interests				48
Total domestic plan assets, at fair value	$2,294	$2,426	$—	$4,906

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$371	$207	$—	$578
Sovereign/government obligation funds	—	95	—	95
Corporate debt funds	—	208	17	225
Cash and currency	120	—	—	120
Other assets measured at NAV				72
Total foreign plan assets, at fair value	$491	$510	$17	$1,090

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,473	$—	$—	$1,473
Non-U.S. equity	132	—	—	132
Collective trust funds:
Commingled	—	318	—	318
U.S. equity	—	1,181	—	1,181
Fixed income:
U.S. Treasury securities	450	—	—	450
U.S. government agencies	—	20	—	20
Sovereign government obligations	—	77	—	77
U.S. corporate bonds	—	726	—	726
Other	—	39	—	39
Exchange-traded funds	60	—	—	60
Other assets measured at NAV:
Funds of funds				153
Venture capital and partnership interests				60
Total domestic plan assets, at fair value	$2,115	$2,361	$—	$4,689

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$375	$163	$—	$538
Sovereign/government obligation funds	52	84	—	136
Corporate debt funds	—	158	19	177
Cash and currency	5	—	—	5
Other assets measured at NAV				80
Total foreign plan assets, at fair value	$432	$405	$19	$936

Rolforward of Plan Investment Assets Including Change in Fair Value Classified in Level 3 of Valuation Hierarchy
The tables below include rollforwards of the plan assets for the years ended Dec. 31, 2016 and 2015 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2016
(in millions)	Corporate debt funds
Fair value at Dec. 31, 2015	$19
Total gains or (losses) included in earnings	(2)
Fair value at Dec. 31, 2016	$17
Change in unrealized gains or (losses) for the period included in earnings for assets held at the end of the reporting period	$(2)

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2015
(in millions)	Corporate debt funds
Fair value at Dec. 31, 2014	$20
Total gains or (losses) included in earnings	(1)
Fair value at Dec. 31, 2015	$19
Change in unrealized gains or (losses) for the period included in earnings for assets held at the end of the reporting period	$(1)

Pension Plan Assets Valued Using Net Asset Value
BNY Mellon had pension and post-retirement plan assets invested in funds of funds, venture capital and partnership interests, property funds and other contracts valued using NAV. The fund of funds investments are redeemable at NAV under agreements with the fund of funds managers.

Assets valued using NAV at Dec. 31, 2016
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$158	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	48	8	N/A	N/A
Property funds (c)	40	—	Daily-Quarterly	0-90 days
Other contracts (d)	12	—	N/A	N/A
Total	$258	$8

Assets valued using NAV at Dec. 31, 2015
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$177	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	60	8	N/A	N/A
Property funds (c)	49	—	Daily-Quarterly	0-90 days
Other contracts (d)	7	—	N/A	N/A
Total	$293	$8

(a)	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.

(b)	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.

(c)	Property funds include funds invested in regional real estate vehicles that hold direct interest in real estate properties.

(d)	Other contracts include assets invested in pooled accounts at insurance companies that are privately valued by the asset manager.